STOCK-BASED COMPENSATION CEO Stock Options (Details) - Stock options - Former Chief Executive Office	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	5 years
Options
Outstanding at beginning of the year (in shares)	122,000
Outstanding at end of the year (in shares)	122,000
Exercisable (in shares)	122,000
Weighted-Average Exercise Price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 13.85
Outstanding at end of the year (in dollars per share) | $ / shares	13.85
Exercisable (in dollars per share) | $ / shares	$ 13.85
Weighted-Average Remaining Contract Term
Outstanding at end of the year (in years)	2 years 7 months 15 days
Exercisable (in years)	2 years 7 months 15 days
Weighted average fair value of stock option on the date of grant | $ / shares	$ 2.58
Date the stock price goal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	32,000
Vesting on March 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	90,000
Vesting period	10 months